Condensed Consolidated Statements of Changes in (Deficit) Equity (Parentheticals)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Reverse split	1-for-15	1-for-15	1:10